Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of Property, Plant and Equipment

	Right-of-use asset	Leasehold improvements	Other Equipment	Motor Vehicles	Furniture	Total
Cost
As at December 31, 2021	$53,143	$138,450	$2,102	$140,365	$9,685	$343,745
Additions	-	42,699	289,640	332,528	32,061	696,928
Disposals	-	-	-	(64,588)	-	(64,588)
Currency translation adjustment	(5,293)	(2,890)	(31,002)	(37,147)	(2,147)	(78,479)
Impact of hyperinflation	2,599	8,103	72,597	87,626	5,318	176,243
As at December 31, 2022	50,449	186,362	333,337	458,784	44,917	1,073,849
Additions	236,201	16,933	12,936	11,090	20,211	297,371
Currency translation adjustment	(62,984)	(8,754)	(54,314)	(64,656)	(7,617)	(198,325)
Impact of hyperinflation	5,248	844	4,609	5,468	758	16,927
As at June 30, 2023	$228,914	$195,385	$296,568	$410,686	$58,269	$1,189,822

Accumulated depreciation
As at December 31, 2021	$35,758	$115,109	$1,922	$41,377	$2,445	$196,611
Depreciation	4,549	12,324	47,423	74,622	6,117	145,035
Impact of hyperinflation	(140)	(438)	(3,923)	(4,735)	(288)	(9,524)
As at December 31, 2022	40,167	126,995	45,422	111,264	8,274	332,122
Depreciation	26,107	9,355	37,994	45,077	7,714	126,247
As at June 30, 2023	$66,274	$136,350	$83,416	$156,341	$15,988	$458,369

Net Book Value
As at December 31, 2022	$10,282	$59,367	$287,915	$347,520	$36,643	$741,727
As at June 30, 2023	$162,640	$59,035	$213,152	$254,345	$42,281	$731,453